Loan and Lease Operations Portfolio - Summary of Reconciliation of Gross Portfolio of Loan Operations and Lease Operations (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Line Items]
Beginning balance	R$ 33,373
Closing balance	36,029	R$ 33,373
Cost [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	536,091	497,719
Derecognition	(14,299)	(13,547)
Acquisition / (Settlement)	63,999	51,919
Closing balance	585,791	536,091
Cost [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	102,643	107,647
Derecognition	(884)	(1,172)
Acquisition / (Settlement)	3,543	(3,832)
Closing balance	105,302	102,643
Cost [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	68,812	60,290
Derecognition	(1,995)	(2,471)
Acquisition / (Settlement)	19,403	10,993
Closing balance	86,220	68,812
Cost [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	212,564	193,385
Derecognition	(9,710)	(8,520)
Acquisition / (Settlement)	37,636	27,699
Closing balance	240,490	212,564
Cost [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	152,072	136,397
Derecognition	(1,710)	(1,384)
Acquisition / (Settlement)	3,417	17,059
Closing balance	153,779	152,072
Cost [member] | Stage 1 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	459,626	417,386
Transfer to Stage 2	(38,071)	(32,377)
Transfer to Stage 3	(3,870)	(4,061)
Cure from the Stage 2	17,810	19,989
Cure from the Stage 3	125	267
Acquisition / (Settlement)	66,269	58,422
Closing balance	501,889	459,626
Cost [member] | Stage 1 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	90,716	91,442
Transfer to Stage 2	(854)	(726)
Transfer to Stage 3	(90)	(137)
Cure from the Stage 2	886	1,629
Cure from the Stage 3	13	113
Acquisition / (Settlement)	5,152	(1,605)
Closing balance	95,823	90,716
Cost [member] | Stage 1 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	57,099	47,132
Transfer to Stage 2	(5,534)	(4,891)
Transfer to Stage 3	(770)	(742)
Cure from the Stage 2	3,215	2,849
Cure from the Stage 3	38	22
Acquisition / (Settlement)	19,299	12,729
Closing balance	73,347	57,099
Cost [member] | Stage 1 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	177,488	161,364
Transfer to Stage 2	(19,661)	(15,847)
Transfer to Stage 3	(2,009)	(1,921)
Cure from the Stage 2	8,680	5,820
Acquisition / (Settlement)	35,409	28,072
Closing balance	199,907	177,488
Cost [member] | Stage 1 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	134,323	117,448
Transfer to Stage 2	(12,022)	(10,913)
Transfer to Stage 3	(1,001)	(1,261)
Cure from the Stage 2	5,029	9,691
Cure from the Stage 3	74	132
Acquisition / (Settlement)	6,409	19,226
Closing balance	132,812	134,323
Cost [member] | Stage 2 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	36,894	35,894
Transfer to Stage 1	(17,810)	(19,989)
Transfer to Stage 3	(13,506)	(13,463)
Cure from the Stage 1	38,071	32,377
Cure from the Stage 3	2,191	3,872
Acquisition / (Settlement)	(3,920)	(1,797)
Closing balance	41,920	36,894
Cost [member] | Stage 2 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	2,222	3,833
Transfer to Stage 1	(886)	(1,629)
Transfer to Stage 3	(833)	(1,032)
Cure from the Stage 1	854	726
Cure from the Stage 3	6	1,347
Acquisition / (Settlement)	(407)	(1,023)
Closing balance	956	2,222
Cost [member] | Stage 2 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	5,875	6,001
Transfer to Stage 1	(3,215)	(2,849)
Transfer to Stage 3	(1,759)	(1,610)
Cure from the Stage 1	5,534	4,891
Cure from the Stage 3	477	505
Acquisition / (Settlement)	268	(1,063)
Closing balance	7,180	5,875
Cost [member] | Stage 2 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	17,029	13,032
Transfer to Stage 1	(8,680)	(5,820)
Transfer to Stage 3	(7,579)	(7,796)
Cure from the Stage 1	19,661	15,847
Cure from the Stage 3	977	1,018
Acquisition / (Settlement)	(2,338)	748
Closing balance	19,070	17,029
Cost [member] | Stage 2 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	11,768	13,028
Transfer to Stage 1	(5,029)	(9,691)
Transfer to Stage 3	(3,335)	(3,025)
Cure from the Stage 1	12,022	10,913
Cure from the Stage 3	731	1,002
Acquisition / (Settlement)	(1,443)	(459)
Closing balance	14,714	11,768
Cost [member] | Stage 3 [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	39,571	44,439
Transfer to Stage 1	(125)	(267)
Transfer to Stage 2	(2,191)	(3,872)
Cure from the Stage 1	3,870	4,061
Cure from the Stage 2	13,506	13,463
Derecognition	(14,299)	(13,547)
Acquisition / (Settlement)	1,650	(4,706)
Closing balance	41,982	39,571
Cost [member] | Stage 3 [member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	9,705	12,372
Transfer to Stage 1	(13)	(113)
Transfer to Stage 2	(6)	(1,347)
Cure from the Stage 1	90	137
Cure from the Stage 2	833	1,032
Derecognition	(884)	(1,172)
Acquisition / (Settlement)	(1,202)	(1,204)
Closing balance	8,523	9,705
Cost [member] | Stage 3 [member] | Micro/Small and medium companies [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	5,838	7,157
Transfer to Stage 1	(38)	(22)
Transfer to Stage 2	(477)	(505)
Cure from the Stage 1	770	742
Cure from the Stage 2	1,759	1,610
Derecognition	(1,995)	(2,471)
Acquisition / (Settlement)	(164)	(673)
Closing balance	5,693	5,838
Cost [member] | Stage 3 [member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	18,047	18,989
Transfer to Stage 2	(977)	(1,018)
Cure from the Stage 1	2,009	1,921
Cure from the Stage 2	7,579	7,796
Derecognition	(9,710)	(8,520)
Acquisition / (Settlement)	4,565	(1,121)
Closing balance	21,513	18,047
Cost [member] | Stage 3 [member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	5,981	5,921
Transfer to Stage 1	(74)	(132)
Transfer to Stage 2	(731)	(1,002)
Cure from the Stage 1	1,001	1,261
Cure from the Stage 2	3,335	3,025
Derecognition	(1,710)	(1,384)
Acquisition / (Settlement)	(1,549)	(1,708)
Closing balance	R$ 6,253	R$ 5,981